Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Summary of Share Capital
As at December 31, 2019, 288,564,432 Common Shares were issued, outstanding and fully paid (December 31, 2018 – 273,177,244), and there were no Preferred Shares outstanding (December 31, 2018 – nil).

	Common Shares #	Preferred Shares #	Common Shares $000’s	Preferred Shares $000’s
Opening balance, as at January 1, 2018	147,947,874	1,139,249	1,199,834	684,385
Issue of Common Shares in relation to stock options and equity awards	1,791,860	—	38,048	—
Conversion of Preferred Shares to Common Shares	60,013,510	(1,139,249)	684,385	(684,385)
Issue of Common Shares in connection with acquired subsidiary	41,049,398	—	1,477,478	—
Issuance of Common Shares in connection with Equity Offering	18,875,000	—	690,353	—
Issue of Common Shares in connection with market access agreement	1,076,658	—	20,661	—
Issue of Common Shares in connection with exercised warrants	2,422,944	—	14,688	—
Equity fees	—	—	(5,413)	—
Reversal of 2014 deferred tax *	—	—	(3,747)	—
Ending balance, as at December 31, 2018	273,177,244	—	4,116,287	—
Issue of Common Shares in relation to stock options and equity awards	819,525	—	16,702	—
Issue of Common Shares to FOX	14,352,331	—	235,963	—
Issue of Common Shares in connection with market access agreement	215,332	—	5,198	—
Ending balance, as at December 31, 2019	288,564,432	—	4,374,150	—